Deferred Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred tax liabilities
Beginning balance	$ 1,079	$ 493
Deferred tax recognized on acquisition		719
Foreign exchange	(52)	91
Released to profit or loss	(282)	(224)
Ending balance	745	1,079
Deferred tax assets
Beginning balance	1,079	493
Deferred tax recognized on acquisition		719
Foreign exchange	(52)	91
Released to profit or loss	(282)	(224)
Ending balance	$ 745	$ 1,079